Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2021
Entity Registrant Name	AMCAP FUND
Entity Central Index Key	0000004405
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 13, 2021
Document Effective Date	May 01, 2021
Prospectus Date	May 01, 2021
AMCAP FUND® | Class A
Prospectus:
Trading Symbol	AMCPX
AMCAP FUND® | Class R-1
Prospectus:
Trading Symbol	RAFAX
AMCAP FUND® | Class R-2
Prospectus:
Trading Symbol	RAFBX
AMCAP FUND® | Class R-3
Prospectus:
Trading Symbol	RAFCX
AMCAP FUND® | Class R-4
Prospectus:
Trading Symbol	RAFEX
AMCAP FUND® | Class R-5
Prospectus:
Trading Symbol	RAFFX
AMCAP FUND® | Class C
Prospectus:
Trading Symbol	AMPCX
AMCAP FUND® | Class F-1
Prospectus:
Trading Symbol	AMPFX
AMCAP FUND® | Class 529-A
Prospectus:
Trading Symbol	CAFAX
AMCAP FUND® | Class 529-C
Prospectus:
Trading Symbol	CAFCX
AMCAP FUND® | Class 529-E
Prospectus:
Trading Symbol	CAFEX
AMCAP FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CAFFX
AMCAP FUND® | Class F-2
Prospectus:
Trading Symbol	AMCFX
AMCAP FUND® | Class R-6
Prospectus:
Trading Symbol	RAFGX
AMCAP FUND® | Class R-2E
Prospectus:
Trading Symbol	RAEBX
AMCAP FUND® | Class R-5E
Prospectus:
Trading Symbol	RAEFX
AMCAP FUND® | Class F-3
Prospectus:
Trading Symbol	FMACX
AMCAP FUND® | Class 529-T
Prospectus:
Trading Symbol	TACMX
AMCAP FUND® | Class T
Prospectus:
Trading Symbol	TAMCX
AMCAP FUND® | Class 529-F-2
Prospectus:
Trading Symbol	FMMMX
AMCAP FUND® | Class 529-F-3
Prospectus:
Trading Symbol	FMCMX